Significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2020
Significant accounting policies
Schedule of Percentage of Depreciation of Property and Equipment, Net

%
Computers and peripheral equipment	33
Office furniture and equipment	7 - 15
Leasehold improvements	The shorter of the term of the lease or useful life of the asset